Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Geographic segments
Revenue	$ 30,534	$ 36,964	$ 38,073
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 15,407	$ 13,108	$ 13,092
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 26,135	$ 31,113	$ 32,595
Revenues (as a percent)	85.60%	84.20%	85.60%
Non-current assets	$ 14,270	$ 12,280	$ 12,271
Non-current assets (as a percent)	92.60%	93.70%	93.70%
New Zealand
Geographic segments
Revenue	$ 3,439	$ 4,520	$ 4,381
Revenues (as a percent)	11.30%	12.20%	11.50%
Non-current assets	$ 1,015	$ 761	$ 756
Non-current assets (as a percent)	6.60%	5.80%	5.80%
Other overseas
Geographic segments
Revenue	$ 960	$ 1,331	$ 1,097
Revenues (as a percent)	3.10%	3.60%	2.90%
Non-current assets	$ 122	$ 67	$ 65
Non-current assets (as a percent)	0.80%	0.50%	0.50%